Distribution Date:	12/17/25	BBCMS Mortgage Trust 2019-C3
Determination Date:	12/11/25
Next Distribution Date:	01/16/26
Record Date:	11/28/25	Commercial Mortgage Pass-Through Certificates
Series 2019-C3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-15		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 2)	16-18		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	20
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	21		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@computershare.com
Modified Loan Detail	25-26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05550MAQ7	2.581000%	16,654,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	05550MAR5	3.438000%	30,000,000.00	12,432,989.59	7,545,590.81	35,620.52	0.00	0.00	7,581,211.33	4,887,398.78	31.86%	30.00%
A-3	05550MAS3	3.319000%	266,000,000.00	266,000,000.00	0.00	735,711.67	0.00	0.00	735,711.67	266,000,000.00	31.86%	30.00%
A-4	05550MAU8	3.583000%	307,000,000.00	307,000,000.00	0.00	916,650.83	0.00	0.00	916,650.83	307,000,000.00	31.86%	30.00%
A-SB	05550MAT1	3.458000%	36,000,000.00	22,734,739.49	678,312.21	65,513.94	0.00	0.00	743,826.15	22,056,427.28	31.86%	30.00%
A-S	05550MAX2	3.895000%	87,811,000.00	87,811,000.00	0.00	285,019.87	0.00	0.00	285,019.87	87,811,000.00	21.89%	20.63%
B	05550MAY0	4.096000%	39,808,000.00	39,808,000.00	0.00	135,877.97	0.00	0.00	135,877.97	39,808,000.00	17.37%	16.38%
C	05550MAZ7	4.178000%	39,807,000.00	39,807,000.00	0.00	138,594.71	0.00	0.00	138,594.71	39,807,000.00	12.85%	12.13%
D	05550MAC8	3.000000%	18,349,000.00	18,349,000.00	0.00	45,872.50	0.00	0.00	45,872.50	18,349,000.00	10.76%	10.17%
E-RR	05550MAE4	4.768174%	27,313,000.00	27,313,000.00	0.00	108,527.62	0.00	0.00	108,527.62	27,313,000.00	7.66%	7.25%
F-RR	05550MAG9	4.768174%	11,708,000.00	11,708,000.00	0.00	46,521.49	0.00	0.00	46,521.49	11,708,000.00	6.33%	6.00%
G-RR	05550MAJ3	4.768174%	10,537,000.00	10,537,000.00	0.00	41,868.54	0.00	0.00	41,868.54	10,537,000.00	5.14%	4.88%
H-RR	05550MAL8	4.768174%	9,367,000.00	9,367,000.00	0.00	37,219.57	0.00	0.00	37,219.57	9,367,000.00	4.07%	3.88%
J-RR*	05550MBA1	4.768174%	36,295,542.00	36,295,542.00	0.00	160,604.83	0.00	442,234.40	160,604.83	35,853,307.60	0.00%	0.00%
R	05550MAN4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			936,649,542.00	889,163,271.08	8,223,903.02	2,753,604.06	0.00	442,234.40	10,977,507.08	880,497,133.66

X-A	05550MAV6	1.308279%	655,654,000.00	608,167,729.08	0.00	663,044.41	180,711.61	0.00	843,756.02	599,943,826.06
X-B	05550MAW4	0.758098%	167,426,000.00	167,426,000.00	0.00	105,771.05	0.00	0.00	105,771.05	167,426,000.00
X-D	05550MAA2	1.768174%	18,349,000.00	18,349,000.00	0.00	27,036.86	0.00	0.00	27,036.86	18,349,000.00
Notional SubTotal			841,429,000.00	793,942,729.08	0.00	795,852.32	180,711.61	0.00	976,563.93	785,718,826.06

Deal Distribution Total					8,223,903.02	3,549,456.38	180,711.61	442,234.40	11,954,071.01

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05550MAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	05550MAR5	414.43298633	251.51969367	1.18735067	0.00000000	0.00000000	0.00000000	0.00000000	252.70704433	162.91329267
A-3	05550MAS3	1,000.00000000	0.00000000	2.76583335	0.00000000	0.00000000	0.00000000	0.00000000	2.76583335	1,000.00000000
A-4	05550MAU8	1,000.00000000	0.00000000	2.98583332	0.00000000	0.00000000	0.00000000	0.00000000	2.98583332	1,000.00000000
A-SB	05550MAT1	631.52054139	18.84200583	1.81983167	0.00000000	0.00000000	0.00000000	0.00000000	20.66183750	612.67853556
A-S	05550MAX2	1,000.00000000	0.00000000	3.24583332	0.00000000	0.00000000	0.00000000	0.00000000	3.24583332	1,000.00000000
B	05550MAY0	1,000.00000000	0.00000000	3.41333325	0.00000000	0.00000000	0.00000000	0.00000000	3.41333325	1,000.00000000
C	05550MAZ7	1,000.00000000	0.00000000	3.48166679	0.00000000	0.00000000	0.00000000	0.00000000	3.48166679	1,000.00000000
D	05550MAC8	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	05550MAE4	1,000.00000000	0.00000000	3.97347856	0.00000000	0.00000000	0.00000000	0.00000000	3.97347856	1,000.00000000
F-RR	05550MAG9	1,000.00000000	0.00000000	3.97347882	0.00000000	0.00000000	0.00000000	0.00000000	3.97347882	1,000.00000000
G-RR	05550MAJ3	1,000.00000000	0.00000000	3.97347822	0.00000000	0.00000000	0.00000000	0.00000000	3.97347822	1,000.00000000
H-RR	05550MAL8	1,000.00000000	0.00000000	3.97347817	0.00000000	0.00000000	0.00000000	0.00000000	3.97347817	1,000.00000000
J-RR	05550MBA1	1,000.00000000	0.00000000	4.42491891	(0.45144029)	12.32853473	0.00000000	12.18426219	4.42491891	987.81573781
R	05550MAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05550MAV6	927.57419169	0.00000000	1.01127181	0.00000000	0.00000000	0.27562039	0.00000000	1.28689220	915.03113847
X-B	05550MAW4	1,000.00000000	0.00000000	0.63174806	0.00000000	0.00000000	0.00000000	0.00000000	0.63174806	1,000.00000000
X-D	05550MAA2	1,000.00000000	0.00000000	1.47347866	0.00000000	0.00000000	0.00000000	0.00000000	1.47347866	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/25 - 11/30/25	30	0.00	35,620.52	0.00	35,620.52	0.00	0.00	0.00	35,620.52	0.00
A-3	11/01/25 - 11/30/25	30	0.00	735,711.67	0.00	735,711.67	0.00	0.00	0.00	735,711.67	0.00
A-4	11/01/25 - 11/30/25	30	0.00	916,650.83	0.00	916,650.83	0.00	0.00	0.00	916,650.83	0.00
A-SB	11/01/25 - 11/30/25	30	0.00	65,513.94	0.00	65,513.94	0.00	0.00	0.00	65,513.94	0.00
X-A	11/01/25 - 11/30/25	30	0.00	663,044.41	0.00	663,044.41	0.00	0.00	0.00	663,044.41	0.00
X-B	11/01/25 - 11/30/25	30	0.00	105,771.05	0.00	105,771.05	0.00	0.00	0.00	105,771.05	0.00
X-D	11/01/25 - 11/30/25	30	0.00	27,036.86	0.00	27,036.86	0.00	0.00	0.00	27,036.86	0.00
A-S	11/01/25 - 11/30/25	30	0.00	285,019.87	0.00	285,019.87	0.00	0.00	0.00	285,019.87	0.00
B	11/01/25 - 11/30/25	30	0.00	135,877.97	0.00	135,877.97	0.00	0.00	0.00	135,877.97	0.00
C	11/01/25 - 11/30/25	30	0.00	138,594.71	0.00	138,594.71	0.00	0.00	0.00	138,594.71	0.00
D	11/01/25 - 11/30/25	30	0.00	45,872.50	0.00	45,872.50	0.00	0.00	0.00	45,872.50	0.00
E-RR	11/01/25 - 11/30/25	30	0.00	108,527.62	0.00	108,527.62	0.00	0.00	0.00	108,527.62	0.00
F-RR	11/01/25 - 11/30/25	30	0.00	46,521.49	0.00	46,521.49	0.00	0.00	0.00	46,521.49	0.00
G-RR	11/01/25 - 11/30/25	30	0.00	41,868.54	0.00	41,868.54	0.00	0.00	0.00	41,868.54	0.00
H-RR	11/01/25 - 11/30/25	30	0.00	37,219.57	0.00	37,219.57	0.00	0.00	0.00	37,219.57	0.00
J-RR	11/01/25 - 11/30/25	30	462,020.30	144,219.55	0.00	144,219.55	(16,385.27)	0.00	0.00	160,604.83	447,470.85
Totals			462,020.30	3,533,071.10	0.00	3,533,071.10	(16,385.27)	0.00	0.00	3,549,456.38	447,470.85

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	Additional Information
Total Available Distribution Amount (1)	11,954,071.01
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,545,235.98	Master Servicing Fee	4,206.89
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,735.10
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	370.49
ARD Interest	0.00	Operating Advisor Fee	1,852.42
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,545,235.98	Total Fees	12,164.90

Principal		Expenses/Reimbursements
Scheduled Principal	659,749.05	Reimbursement for Interest on Advances	(3,349.16)
Unscheduled Principal Collections		ASER Amount	42,088.88
Principal Prepayments	1,407,802.26	Special Servicing Fees (Monthly)	(55,125.00)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	6,156,351.71	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	8,223,903.02	Total Expenses/Reimbursements	(16,385.28)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	180,711.61	Interest Distribution	3,549,456.38
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	8,223,903.02
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	180,711.61
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	180,711.61	Total Payments to Certificateholders and Others	11,954,071.01
Total Funds Collected	11,949,850.61	Total Funds Distributed	11,949,850.63

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	889,163,271.45	889,163,271.45	Beginning Certificate Balance	889,163,271.08
(-) Scheduled Principal Collections	659,749.05	659,749.05	(-) Principal Distributions	8,223,903.02
(-) Unscheduled Principal Collections	7,564,153.97	7,564,153.97	(-) Realized Losses	442,234.40
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	442,234.77
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	442,234.77	442,234.77	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	880,497,133.66	880,497,133.66	Certificate Other Adjustments**	(0.37)
Beginning Actual Collateral Balance	889,307,812.08	889,307,812.08	Ending Certificate Balance	880,497,133.66
Ending Actual Collateral Balance	880,661,702.01	880,661,702.01

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.37)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.37
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.77%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	16	36,205,828.00	4.11%	40	5.1000	NAP	Defeased	16	36,205,828.00	4.11%	40	5.1000	NAP
$9,999,999 or less	26	145,217,036.58	16.49%	37	4.9065	1.650675	1.39 or less	16	186,214,822.48	21.15%	40	4.7697	1.036923
$10,000,000 to $19,999,999	17	227,855,124.79	25.88%	33	4.7507	1.721373	1.40 to 1.49	8	50,442,952.93	5.73%	40	4.9159	1.420197
$20,000,000 to $29,999,999	7	160,075,689.53	18.18%	39	4.7506	1.798085	1.50 to 1.59	1	24,000,000.00	2.73%	40	5.3500	1.580000
$30,000,000 to $39,999,999	6	211,668,454.76	24.04%	39	4.6331	1.926035	1.60 to 1.69	2	24,756,010.81	2.81%	37	4.9517	1.631903
$40,000,000 to $49,999,999	1	42,275,000.00	4.80%	40	4.8650	2.290000	1.70 to 1.79	3	54,704,000.00	6.21%	39	4.8373	1.723548
$50,000,000 or greater	1	57,200,000.00	6.50%	38	5.0000	2.440000	1.80 to 1.99	7	117,546,081.02	13.35%	40	4.6925	1.915114
Totals	74	880,497,133.66	100.00%	37	4.7842	1.841816	2.00 to 2.99	19	359,648,214.20	40.85%	33	4.7334	2.242298
							3.0 or greater	2	26,979,224.22	3.06%	41	4.5251	3.518703
							Totals	74	880,497,133.66	100.00%	37	4.7842	1.841816
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	9	36,205,828.00	4.11%	40	5.1000	NAP	Oregon	2	18,567,955.92	2.11%	41	4.7403	1.911469
Alabama	1	17,852,521.25	2.03%	41	4.8100	1.830000	Pennsylvania	8	72,371,118.16	8.22%	36	4.8083	1.846575
California	12	118,476,771.89	13.46%	39	4.5878	1.935329	South Carolina	2	8,567,400.60	0.97%	38	5.0000	2.440000
Colorado	1	24,075,689.53	2.73%	41	4.9000	2.110000	Tennessee	13	17,549,664.74	1.99%	40	4.1862	2.293860
Delaware	1	9,704,000.00	1.10%	32	4.2775	1.740000	Texas	16	63,285,675.05	7.19%	10	4.5901	1.996069
Florida	10	79,751,120.95	9.06%	40	4.9181	2.175672	Virginia	3	10,095,034.90	1.15%	40	4.9630	1.478782
Georgia	6	7,726,590.59	0.88%	40	4.8216	1.238540	Washington	1	4,065,623.68	0.46%	38	5.8400	1.950000
Hawaii	186	10,000,000.03	1.14%	38	4.3100	2.720000	Washington, DC	1	21,000,000.00	2.39%	41	4.7000	0.460000
Idaho	1	1,795,334.34	0.20%	41	4.4890	1.970000	Wisconsin	8	25,575,215.56	2.90%	39	4.8532	2.230549
Illinois	8	13,073,491.11	1.48%	39	4.6625	2.177995	Totals	347	880,497,133.66	100.00%	37	4.7842	1.841816
Indiana	4	10,628,093.43	1.21%	38	5.2521	2.154296
									Property Type³
Iowa	1	1,504,015.51	0.17%	35	4.5500	2.050000
Kansas	1	638,341.10	0.07%	41	4.4890	1.970000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	3	30,284,265.87	3.44%	41	4.9221	1.691816		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	1	16,073,921.36	1.83%	40	4.6000	1.000000	Defeased	9	36,205,828.00	4.11%	40	5.1000	NAP
Massachusetts	2	20,793,320.79	2.36%	39	5.0934	2.076500	Industrial	36	89,534,646.44	10.17%	40	4.7117	1.651228
Michigan	8	21,305,939.97	2.42%	40	4.8007	1.537688	Lodging	13	164,501,115.24	18.68%	40	4.9809	1.941408
Minnesota	3	42,779,476.70	4.86%	40	4.8608	1.301906	Mixed Use	1	30,000,000.00	3.41%	38	4.5303	2.370000
Mississippi	7	13,763,542.22	1.56%	40	4.6981	0.813390	Mobile Home Park	11	29,741,880.33	3.38%	40	4.9827	1.641518
Nebraska	1	638,341.10	0.07%	41	4.4890	1.970000	Multi-Family	3	72,067,955.92	8.18%	39	4.7719	1.418898
Nevada	3	14,974,952.85	1.70%	38	5.0000	2.440000	Office	15	220,566,631.60	25.05%	30	4.7780	1.597483
New Mexico	1	873,996.12	0.10%	35	4.5500	2.050000	Other	178	9,475,372.78	1.08%	38	4.3100	2.720000
New York	3	59,026,936.14	6.70%	39	4.8601	2.014725	Retail	49	110,664,128.27	12.57%	39	4.7244	1.736458
North Carolina	6	58,628,185.32	6.66%	39	4.8251	1.753259	Self Storage	32	117,739,576.06	13.37%	39	4.5953	2.583203
Ohio	14	28,844,769.87	3.28%	41	4.7511	1.630267	Totals	347	880,497,133.66	100.00%	37	4.7842	1.841816

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	36,205,828.00	4.11%	40	5.1000	NAP	Defeased	16	36,205,828.00	4.11%	40	5.1000	NAP
	4.499% or less	7	154,142,486.70	17.51%	39	4.3436	2.109691	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.999%	39	526,099,162.53	59.75%	36	4.7857	1.748168	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.000% to 5.4999%	11	159,984,032.75	18.17%	39	5.1054	1.943865	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.500% or greater	1	4,065,623.68	0.46%	38	5.8400	1.950000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	74	880,497,133.66	100.00%	37	4.7842	1.841816	49 months or greater	58	844,291,305.66	95.89%	37	4.7706	1.852226
								Totals	74	880,497,133.66	100.00%	37	4.7842	1.841816
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	36,205,828.00	4.11%	40	5.1000	NAP	Defeased	16	36,205,828.00	4.11%	40	5.1000	NAP
	60 months or less	58	844,291,305.66	95.89%	37	4.7706	1.852226	299 months or less	58	844,291,305.66	95.89%	37	4.7706	1.852226
61 months to 109 months		0	0.00	0.00%	0	0.0000	0.000000	300 months to 352 months	0	0.00	0.00%	0	0.0000	0.000000
	110 months or greater	0	0.00	0.00%	0	0.0000	0.000000	353 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	74	880,497,133.66	100.00%	37	4.7842	1.841816	Totals	74	880,497,133.66	100.00%	37	4.7842	1.841816
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	16	36,205,828.00	4.11%	40	5.1000	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	52	766,357,015.77	87.04%	39	4.7808	1.877711
	13 months to 24 months	3	47,934,289.89	5.44%	41	4.7347	1.189572
	25 months or greater	3	30,000,000.00	3.41%	(22)	4.5680	2.260000
	Totals	74	880,497,133.66	100.00%	37	4.7842	1.841816
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30316087	SS	Various	Various	Actual/360	5.000%	238,333.33	0.00	0.00	N/A	02/01/29	--	57,200,000.00	57,200,000.00	12/01/25
2A1	30316088	OF	Malvern	PA	Actual/360	4.860%	121,500.00	0.00	0.00	N/A	11/07/28	--	30,000,000.00	30,000,000.00	12/07/25
2A2	30316089				Actual/360	4.860%	101,250.00	0.00	0.00	N/A	11/07/28	--	25,000,000.00	25,000,000.00	12/07/25
3	30316096	IN	Various	Various	Actual/360	4.489%	168,544.23	6,156,351.71	0.00	N/A	05/06/29	--	45,055,262.34	38,898,910.63	12/06/25
4A1	30316097	LO	Various	Various	Actual/360	4.958%	144,608.33	0.00	0.00	N/A	05/01/29	--	35,000,000.00	35,000,000.00	12/01/25
4A3	30316099				Actual/360	4.958%	41,316.67	0.00	0.00	N/A	05/01/29	--	10,000,000.00	10,000,000.00	12/01/25
5	30316107	LO	Fort Lauderdale	FL	Actual/360	4.865%	171,389.90	0.00	0.00	N/A	04/06/29	--	42,275,000.00	42,275,000.00	12/06/25
6	30316108	OF	Plymouth	MN	Actual/360	4.895%	156,201.76	62,597.67	0.00	N/A	04/06/29	--	38,292,565.73	38,229,968.06	12/06/25
7A1	30316109	SS	Various	Various	Actual/360	4.140%	136,626.94	62,436.92	0.00	N/A	04/06/29	--	39,602,012.99	39,539,576.07	12/06/25
8A2	30316111	MF	San Francisco	CA	Actual/360	4.436%	92,416.36	0.00	0.00	N/A	02/10/29	--	25,000,000.00	25,000,000.00	12/10/25
8A4	30316112				Actual/360	4.436%	36,966.55	0.00	0.00	N/A	02/10/29	--	10,000,000.00	10,000,000.00	12/10/25
9	30316113	MU	New York	NY	Actual/360	4.530%	113,257.92	0.00	0.00	N/A	02/08/29	--	30,000,000.00	30,000,000.00	12/08/25
10A3	30316114	OF	Addison	TX	Actual/360	4.568%	57,100.00	0.00	0.00	N/A	02/06/24	--	15,000,000.00	15,000,000.00	03/06/24
10A6	30316115				Actual/360	4.568%	38,066.67	0.00	0.00	N/A	02/06/24	--	10,000,000.00	10,000,000.00	03/06/24
10A8	30316116				Actual/360	4.568%	19,033.33	0.00	0.00	N/A	02/06/24	--	5,000,000.00	5,000,000.00	03/06/24
11A3	30502576	MH	Various	Various	Actual/360	4.900%	27,127.60	9,532.57	0.00	N/A	04/06/29	--	6,643,492.68	6,633,960.11	12/06/25
11A3B	30507873				Actual/360	4.900%	2,617.61	919.82	0.00	N/A	04/06/29	--	641,046.67	640,126.85	12/06/25
11A3C	30511400				Actual/360	4.900%	9,527.23	3,347.84	0.00	N/A	04/06/29	01/06/29	2,333,199.16	2,329,851.32	12/06/25
11A4C	30511401				Actual/360	4.900%	4,763.61	1,673.93	0.00	N/A	04/06/29	01/06/29	1,166,599.48	1,164,925.55	12/06/25
11A4B	30507874				Actual/360	4.900%	1,308.80	459.91	0.00	N/A	04/06/29	--	320,523.50	320,063.59	12/06/25
11A4	30502577				Actual/360	4.900%	13,563.80	4,766.29	0.00	N/A	04/06/29	--	3,321,746.12	3,316,979.83	12/06/25
11A6	30502579				Actual/360	4.900%	13,563.80	4,766.29	0.00	N/A	04/06/29	--	3,321,746.12	3,316,979.83	12/06/25
11A6B	30507876				Actual/360	4.900%	1,308.80	459.91	0.00	N/A	04/06/29	--	320,523.50	320,063.59	12/06/25
11A6C	30511403				Actual/360	4.900%	4,763.61	1,673.93	0.00	N/A	04/06/29	01/06/29	1,166,599.48	1,164,925.55	12/06/25
11A7C	30511404				Actual/360	4.900%	4,763.61	1,673.93	0.00	N/A	04/06/29	01/06/29	1,166,599.48	1,164,925.55	12/06/25
11A7B	30507877				Actual/360	4.900%	1,308.80	459.91	0.00	N/A	04/06/29	--	320,523.50	320,063.59	12/06/25
11A7	30502580				Actual/360	4.900%	13,563.80	4,766.29	0.00	N/A	04/06/29	--	3,321,746.12	3,316,979.83	12/06/25
11A8	30502581				Actual/360	4.900%	13,563.80	4,766.29	0.00	N/A	04/06/29	--	3,321,746.12	3,316,979.83	12/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
11A8B	30507878				Actual/360	4.900%	1,308.80	459.91	0.00	N/A	04/06/29	--	320,523.50	320,063.59	12/06/25
11A8C	30511405				Actual/360	4.900%	4,763.61	1,673.93	0.00	N/A	04/06/29	01/06/29	1,166,599.48	1,164,925.55	12/06/25
12	30316117	LO	Colorado Springs	CO	Actual/360	4.900%	98,492.02	44,804.19	0.00	N/A	05/06/29	--	24,120,493.72	24,075,689.53	12/06/25
13A1	30316118	OF	Kings Mountain	NC	Actual/360	4.650%	56,728.52	20,617.00	0.00	N/A	04/01/29	--	14,639,617.72	14,619,000.72	12/01/25
13A3	30316120				Actual/360	4.650%	18,909.51	6,872.33	0.00	N/A	04/01/29	--	4,879,872.59	4,873,000.26	12/01/25
13A4	30316121				Actual/360	4.650%	18,909.51	6,872.33	0.00	N/A	04/01/29	--	4,879,872.59	4,873,000.26	12/01/25
14	30316122	MF	Hudson	NY	Actual/360	5.350%	107,000.00	0.00	0.00	N/A	04/06/29	--	24,000,000.00	24,000,000.00	12/06/25
15	30316123	SS	Irvine	CA	Actual/360	4.350%	76,125.00	0.00	0.00	N/A	05/01/29	--	21,000,000.00	21,000,000.00	12/01/25
16	30316124	OF	Washington	DC	Actual/360	4.700%	82,250.00	0.00	0.00	N/A	05/06/29	--	21,000,000.00	21,000,000.00	03/06/25
17	30316125	OF	Sacramento	CA	Actual/360	5.000%	79,408.51	30,639.92	0.00	N/A	04/06/29	--	19,058,042.53	19,027,402.61	12/06/25
18	30316127	RT	Various	Various	Actual/360	4.582%	76,366.67	0.00	0.00	N/A	04/01/29	--	20,000,000.00	20,000,000.00	12/01/25
19A1	30316129	OF	Columbia	MD	Actual/360	4.600%	61,722.39	27,570.60	0.00	N/A	04/06/29	--	16,101,491.96	16,073,921.36	12/06/25
19A1A	30512091				Actual/360	4.600%	9,149.10	4,086.78	0.00	N/A	04/06/29	--	2,386,721.27	2,382,634.49	12/06/25
20	30316131	RT	Huntsville	AL	Actual/360	4.810%	71,669.51	27,606.52	0.00	N/A	05/01/29	--	17,880,127.77	17,852,521.25	12/01/25
21A1-2	30502815	RT	Pittsburgh	PA	Actual/360	4.649%	18,883.37	6,896.97	0.00	N/A	03/06/29	--	4,873,652.77	4,866,755.80	12/06/25
21A3	30502364				Actual/360	4.649%	37,766.75	13,793.93	0.00	N/A	03/06/29	--	9,747,305.56	9,733,511.63	12/06/25
21A6	30502367				Actual/360	4.649%	3,776.67	1,379.40	0.00	N/A	03/06/29	--	974,730.50	973,351.10	12/06/25
21A71	30502368				Actual/360	4.649%	3,776.67	1,379.40	0.00	N/A	03/06/29	--	974,730.50	973,351.10	12/06/25
22	30316132	IN	Akron	OH	Actual/360	4.917%	65,560.00	0.00	0.00	N/A	05/01/29	--	16,000,000.00	16,000,000.00	12/01/25
23	30315541	Various Various		Various	Actual/360	4.550%	56,875.00	0.00	0.00	N/A	11/01/28	--	15,000,000.00	15,000,000.00	12/01/25
24	30316133	MF	Beaverton	OR	Actual/360	4.610%	50,300.22	25,377.34	0.00	N/A	05/01/29	--	13,093,333.26	13,067,955.92	12/01/25
25	30316134	OF	Milwaukee	WI	Actual/360	4.887%	55,296.74	22,339.01	0.00	N/A	03/06/29	--	13,578,083.08	13,555,744.07	12/06/25
27	30316135	IN	Goleta	CA	Actual/360	4.800%	54,698.19	18,964.83	0.00	N/A	02/01/29	--	13,674,548.43	13,655,583.60	12/01/25
28	30316136	LO	Lubbock	TX	Actual/360	4.930%	52,655.91	19,611.35	0.00	N/A	03/06/29	--	12,816,853.93	12,797,242.58	12/06/25
29	30316137	IN	Mooresville	NC	Actual/360	5.030%	47,015.62	16,182.26	0.00	N/A	11/01/28	--	11,216,449.00	11,200,266.74	12/01/25
30	30316138	LO	Altamonte Springs	FL	Actual/360	4.990%	41,682.55	18,373.04	0.00	N/A	05/01/29	--	10,023,858.98	10,005,485.94	12/01/25
31	30316139	RT	Various	VA	Actual/360	4.980%	40,170.91	15,611.83	0.00	N/A	04/06/29	--	9,679,737.64	9,664,125.81	12/06/25
32	30502492	Various Various		HI	Actual/360	4.310%	35,916.67	0.00	0.00	N/A	02/07/29	--	10,000,000.00	10,000,000.00	12/07/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33A4	30502462	IN	Various	MS	Actual/360	4.800%	18,541.28	7,691.99	0.00	N/A	04/06/29	--	4,635,321.10	4,627,629.11	10/06/25
33A5	30502463				Actual/360	4.800%	18,541.28	7,691.99	0.00	N/A	04/06/29	--	4,635,321.10	4,627,629.11	10/06/25
34	30316140	LO	Indianapolis	IN	Actual/360	5.380%	40,210.55	15,817.75	0.00	N/A	02/06/29	--	8,968,896.91	8,953,079.16	10/06/25
35	30316141	MH	Van Nuys	CA	Actual/360	5.150%	42,230.00	0.00	0.00	N/A	04/06/29	--	9,840,000.00	9,840,000.00	12/06/25
36	30316142	RT	Newark	DE	Actual/360	4.277%	34,590.72	0.00	0.00	N/A	08/01/28	--	9,704,000.00	9,704,000.00	12/01/25
37	30316143	RT	Springfield	IL	Actual/360	4.750%	31,325.96	14,057.36	0.00	N/A	05/01/29	--	7,913,925.56	7,899,868.20	12/01/25
38	30316144	LO	Dunn	NC	Actual/360	5.000%	30,527.85	13,491.52	0.00	N/A	04/06/29	--	7,326,685.01	7,313,193.49	12/06/25
39	30502906	Various Various		FL	Actual/360	5.150%	30,833.36	11,210.66	0.00	N/A	05/06/29	--	7,184,473.24	7,173,262.58	12/06/25
40	30316145	RT	North Attleboro	MA	Actual/360	5.280%	30,559.26	10,995.49	0.00	N/A	05/01/29	--	6,945,285.38	6,934,289.89	02/01/25
41	30316146	LO	Wausau	WI	Actual/360	5.140%	25,657.28	10,803.40	0.00	N/A	04/06/29	--	5,990,027.62	5,979,224.22	12/06/25
42	30316147	SS	Malden	MA	Actual/360	4.900%	25,673.87	9,619.46	0.00	N/A	04/06/29	--	6,287,479.35	6,277,859.89	12/06/25
43	30316148	LO	Gatesville	TX	Actual/360	5.500%	22,371.16	12,631.83	0.00	N/A	03/01/29	--	4,880,979.53	4,868,347.70	12/01/25
44	30316149	RT	La Grande	OR	Actual/360	5.050%	23,145.83	0.00	0.00	N/A	05/01/29	--	5,500,000.00	5,500,000.00	12/01/25
45	30316150	RT	Leesville	LA	Actual/360	4.850%	19,747.95	9,143.18	0.00	N/A	05/01/29	--	4,886,090.87	4,876,947.69	12/01/25
46	30316151	LO	Fairburn	GA	Actual/360	5.050%	17,033.02	10,873.56	0.00	N/A	05/01/29	--	4,047,450.20	4,036,576.64	12/01/25
47	30316152	LO	Santa Rosa	NM	Actual/360	5.350%	17,209.18	10,023.11	0.00	N/A	05/01/29	--	3,860,002.47	3,849,979.36	12/01/25
48	30316153	LO	Long Beach	WA	Actual/360	5.840%	19,818.64	6,699.98	0.00	N/A	02/01/29	--	4,072,323.66	4,065,623.68	12/01/25
49	30316154	LO	Green Bay	WI	Actual/360	5.450%	12,493.54	7,061.82	0.00	N/A	05/06/29	--	2,750,871.07	2,743,809.25	12/06/25
50	30316155	IN	Plainville	CT	Actual/360	5.940%	9,189.97	1,414,323.84	0.00	N/A	02/05/29	--	1,856,558.61	0.00	12/05/25
Totals							3,545,235.98	8,223,903.02	0.00				889,163,271.45	880,497,133.66
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,358,190.00	13,023,342.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	12,295,542.76	12,462,608.78	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	12,295,542.76	12,462,608.78	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,520,362.92	8,780,851.84	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	16,118,194.41	20,633,527.12	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	16,118,194.41	20,633,527.12	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,975,559.34	5,649,728.58	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,789,221.52	3,908,260.62	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	8,879,226.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	13,416,168.00	15,557,612.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A4	13,416,168.00	15,557,612.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	30,963,176.62	32,886,207.64	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A3	0.00	0.00	--	--	04/10/25	0.00	0.00	56,962.63	1,217,466.45	0.00	0.00
10A6	0.00	0.00	--	--	04/10/25	0.00	0.00	37,975.09	811,644.57	0.00	0.00
10A8	0.00	0.00	--	--	04/10/25	0.00	0.00	18,987.54	405,822.24	0.00	0.00
11A3	4,487,596.33	3,924,185.88	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A3C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A4	4,487,596.33	3,924,185.88	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A4C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A6	4,487,596.33	3,924,185.88	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A6B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A6C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A7	4,487,596.33	3,924,185.88	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A7B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A7C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A8	4,487,596.33	3,924,185.88	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
11A8B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A8C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	4,668,888.54	4,286,110.89	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1	5,430,046.70	5,566,851.16	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13A3	5,430,046.70	5,566,851.16	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13A4	5,430,046.70	5,566,851.16	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	2,082,515.72	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,008,830.00	3,205,722.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	642,823.21	0.00	--	--	02/11/25	10,751,816.33	385,814.72	39,925.05	367,742.58	400.00	0.00
17	1,801,245.39	1,712,950.96	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	5,062,368.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A1	3,119,550.79	2,539,691.27	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19A1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	2,671,445.00	2,357,196.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21A1-2	6,668,029.17	6,605,596.07	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21A3	6,668,029.17	6,605,596.07	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21A6	6,668,029.17	6,605,596.07	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21A71	6,668,029.17	6,605,596.07	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	5,743,278.00	5,707,914.45	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	5,111,659.57	5,212,831.18	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,629,774.91	1,731,821.32	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,706,483.56	1,844,904.90	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	437,607.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,101,340.02	1,295,525.23	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,277,738.00	1,288,478.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,577,353.37	1,506,477.56	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	927,090.39	1,046,964.06	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	70,726,530.03	73,152,987.64	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33A4	4,864,821.82	1,027,591.81	01/01/25	09/30/25	--	0.00	0.00	26,190.82	52,446.89	0.00	0.00
33A5	4,864,821.82	1,027,591.81	01/01/25	09/30/25	--	0.00	0.00	26,190.82	52,446.89	0.00	0.00
34	1,444,877.57	1,663,153.08	01/01/25	06/30/25	--	0.00	0.00	55,927.47	112,018.57	345,106.66	0.00
35	1,174,724.32	1,100,273.42	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	45,024,854.30	42,097,370.40	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,043,280.00	1,367,548.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	751,184.16	626,238.14	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	177,678.93	0.00	--	--	--	0.00	0.00	41,245.16	413,046.75	0.00	0.00
41	1,301,988.41	1,795,984.55	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	570,796.44	570,796.44	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	472,823.07	589,899.34	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	389,073.81	264,504.32	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	791,941.51	689,229.38	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	11/12/24	0.00	0.00	0.00	0.00	0.00	0.00
Totals	391,632,657.59	386,092,025.51				10,751,816.33	385,814.72	303,404.57	3,432,634.94	345,506.66	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
3	30316096	6,156,351.71	Curtailment w/ yield maintenance	0.00	180,711.61
50	30316155	1,407,802.26	DPO	0.00	0.00
Totals		7,564,153.97		0.00	180,711.61
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/25	3	18,208,337.38	0	0.00	2	27,934,289.89	0	0.00	0	0.00	2	78,438,486.70	1	6,156,351.71	1	1,407,802.26	4.784178%	4.767718%	37
11/18/25	0	0.00	0	0.00	3	29,801,843.99	0	0.00	0	0.00	0	0.00	1	311,830.99	0	0.00	4.784592%	4.768174%	38
10/20/25	2	9,284,731.84	1	1,862,742.23	2	27,955,217.08	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.784414%	4.767997%	39
09/17/25	1	1,869,201.23	1	8,998,990.37	2	27,966,120.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.784466%	4.768048%	40
08/15/25	1	9,013,262.23	0	0.00	2	27,975,958.29	0	0.00	0	0.00	0	0.00	1	526,737.53	0	0.00	4.784514%	4.768095%	41
07/17/25	0	0.00	1	2,405,465.64	2	27,985,751.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785240%	4.768821%	42
06/17/25	0	0.00	1	2,409,251.40	2	27,996,521.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785287%	4.768868%	43
05/16/25	0	0.00	1	2,412,622.39	2	28,006,221.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785330%	4.768910%	44
04/17/25	0	0.00	2	9,433,274.29	1	21,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785376%	4.768955%	45
03/17/25	1	2,419,707.64	0	0.00	2	28,026,508.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785419%	4.768997%	46
02/18/25	1	2,424,219.30	1	7,039,156.24	1	21,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785473%	4.769050%	47
01/17/25	2	9,476,177.19	0	0.00	1	21,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785515%	4.769091%	48
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
10A3	30316114	03/06/24	20	5	56,962.63	1,217,466.45	0.00		15,000,000.00	09/12/23	98
10A6	30316115	03/06/24	20	5	37,975.09	811,644.57	0.00		10,000,000.00	09/12/23	98
10A8	30316116	03/06/24	20	5	18,987.54	405,822.24	0.00		5,000,000.00	09/12/23	98
16	30316124	03/06/25	8	6	39,925.05	367,742.58	34,991.50		21,000,000.00	06/06/23	98
33A4	30502462	10/06/25	1	1	26,190.82	52,446.89	0.00		4,642,365.92
33A5	30502463	10/06/25	1	1	26,190.82	52,446.89	0.00		4,642,365.92
34	30316140	10/06/25	1	1	55,927.47	112,018.57	345,106.66		8,983,307.54
40	30316145	02/01/25	9	6	41,245.16	413,046.75	70,160.26		7,039,156.24	10/03/24	2
Totals					303,404.57	3,432,634.94	450,258.42		76,307,195.62
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		30,000,000	0	30,000,000		0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		90,904,267	90,904,267		0	0
37 - 48 Months		759,592,867	713,450,240	46,142,627		0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-25	880,497,134	804,354,506	18,208,337	0	57,934,290	0
Nov-25	889,163,271	829,361,427	0	0	59,801,844	0
Oct-25	890,077,840	820,975,149	9,284,732	1,862,742	57,955,217	0
Sep-25	890,731,429	821,897,117	1,869,201	8,998,990	57,966,121	0
Aug-25	891,328,936	824,339,715	9,013,262	0	57,975,958	0
Jul-25	892,448,011	832,056,794	0	2,405,466	57,985,751	0
Jun-25	893,091,580	832,685,807	0	2,409,251	57,996,521	0
May-25	893,678,777	833,259,934	0	2,412,622	58,006,221	0
Apr-25	894,317,391	833,884,117	0	9,433,274	51,000,000	0
Mar-25	894,899,489	834,453,273	2,419,708	0	58,026,509	0
Feb-25	895,641,277	835,177,901	2,424,219	7,039,156	51,000,000	0
Jan-25	896,217,869	835,741,691	9,476,177	0	51,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10A3	30316114	15,000,000.00	15,000,000.00	216,000,000.00	03/12/25	11,013,320.00	2.26000	06/30/23	02/06/24	(79)
10A6	30316115	10,000,000.00	10,000,000.00	216,000,000.00	03/12/25	11,013,320.00	2.26000	06/30/23	02/06/24	(79)
10A8	30316116	5,000,000.00	5,000,000.00	216,000,000.00	03/12/25	11,013,320.00	2.26000	06/30/23	02/06/24	(79)
16	30316124	21,000,000.00	21,000,000.00	11,800,000.00	09/11/24	463,105.21	0.46000	09/30/24	05/06/29	(79)
40	30316145	6,934,289.89	7,039,156.24	6,500,000.00	01/29/25	168,172.02	1.35000	09/30/24	05/01/29	281
50	30316155	0.00	-	3,900,000.00	07/15/24	341,602.34	1.41000	--	02/05/29	281
Totals		57,934,289.89	58,039,156.24	670,200,000.00		34,012,839.57

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10A3	30316114	OF	TX	09/12/23	98

12/11/2025 - 12.1.2025: Loan transferred to Special Servicing 9/12/2023 for Imminent Monetary Default related to loan maturity. Loan is secured by a three tower, 1,079,511 sf, office complex in Addison, Texas. A court appointed receiver was procured in Ma y 2024. Mezz lender conducted a UCC foreclosure in May 2024. Thereafter, discussions related to a potential maturity date extension commenced with a non-binding term sheet executed. Just prior to earnest money going hard, the mezz lender proffered revised transaction terms which were declined. Special Servicer has obtained consent to bring the asset to market. A listing agreement has been executed with Newmark and the property is now actively being

	marketed. A first round of bids are scheduled to be recei ved in December 2025. The property is 69.8% occupied as of 09/25/2025.
10A6	30316115	Various	Various	09/12/23	98

12/11/2025 - 12.1.2025: Loan transferred to Special Servicing 9/12/2023 for Imminent Monetary Default related to loan maturity. Loan is secured by a three tower, 1,079,511 sf, office complex in Addison, Texas. A court appointed receiver was procured in Ma y 2024. Mezz lender conducted a UCC foreclosure in May 2024. Thereafter, discussions related to a potential maturity date extension commenced with a non-binding term sheet executed. Just prior to earnest money going hard, the mezz lender proffered revised transaction terms which were declined. Special Servicer has obtained consent to bring the asset to market. A listing agreement has been executed with Newmark and the property is now actively being

	marketed. A first round of bids are scheduled to be recei ved in December 2025. The property is 69.8% occupied as of 09/25/2025.
10A8	30316116	Various	Various	09/12/23	98

12/11/2025 - 12.1.2025: Loan transferred to Special Servicing 9/12/2023 for Imminent Monetary Default related to loan maturity. Loan is secured by a three tower, 1,079,511 sf, office complex in Addison, Texas. A court appointed receiver was procured in Ma y 2024. Mezz lender conducted a UCC foreclosure in May 2024. Thereafter, discussions related to a potential maturity date extension commenced with a non-binding term sheet executed. Just prior to earnest money going hard, the mezz lender proffered revised transaction terms which were declined. Special Servicer has obtained consent to bring the asset to market. A listing agreement has been executed with Newmark and the property is now actively being

	marketed. A first round of bids are scheduled to be recei ved in December 2025. The property is 69.8% occupied as of 09/25/2025.
16	30316124	OF	DC	06/06/23	98

12/11/2025 - Loan was transferred to special servicing 6/7/2023 due to an Imminent Monetary Default. The loan is secured by a 6-story, 70,658 SF Class B+ office building and a 104-space, subterranean parking garage. Cash management was in place at the ti me of transfer to SS. Legal counsel has been engaged, the demand notice was sent and the Loan was accelerated. Receiver took control of the property on 11/20/23. Receiver continues to negotiate renewals with current tenants for leases expiring in the n ear term and pursue tenants for the vacant office and former bank space. Borrower has not provided a workout proposal to date and has cooperated with the legal process. Loan is paid through March 2025.

	Lender continues to evaluate disposition options. An updated appraisal has been received and is currently under review.
40	30316145	RT	MA	10/03/24	2

12/11/2025 - The Loan transferred to special servicing effective 10/7/24 for payment default. The Loan is currently due for the 2/1/25 payment. The loan had previously transferred to special servicing in June 2024 for cash management issues but was return ed as a transfer in error. Legal counsel has been engaged and formal demand for past due amounts and cash management cooperation sent to Borrower. Cash management is now in place. The second largest tenant, Walgreens, went dark and did not renew at their 12/31/24 expiration. A lease to backfill the Walgreens space has been approved and executed. Foreclosure has been initiated, with title acquisition expected in Q1 2026. Updated appraisal completed.

50	30316155	IN	CT	04/10/24	5

12/11/2025 - Loan was transferred to Special Servicing on 4/15/24 due to imminent monetary default as the loan was due for the February 2024 payment. The collateral consists of two single-story industrial flex/warehouse buildings totaling

99,709 SF and a stand-alone garage structure. The improvements were constructed in 1910, 1945, and 1950 and all renovated in 2008. PNL has been executed by the Borrower. Negotiations for Borrower to bring the loan current are ongoing as

Special Servicer continues to dua l track foreclosure and appointment of a receiver. Funds in the lockbox have been applied to past due payments through July 2025. Note is being marketed for sale and note sale closing is expected in 4Q25.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30316096	0.00	4.48900%	0.00	4.48900%	8	11/19/25	11/19/25	12/02/25
5	30316107	42,275,000.00	4.86500%	42,275,000.00	4.86500%	10	05/06/20	05/06/20	05/08/20
5	30316107	0.00	4.86500%	0.00	4.86500%	8	05/08/20	05/06/20	05/06/20
7A1	30316109	0.00	4.14000%	0.00	4.14000%	8	10/17/25	10/17/25	11/21/25
8A2	30316111	0.00	4.43598%	0.00	4.43598%	8	02/27/24	02/27/24	04/01/24
8A4	30316112	0.00	4.43598%	0.00	4.43598%	8	02/27/24	02/27/24	04/01/24
11A3	30502576	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
11A3	30502576	0.00	4.90000%	0.00	4.90000%	8	11/07/24	11/11/24	12/04/24
11A4	30502577	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
11A4	30502577	0.00	4.90000%	0.00	4.90000%	8	11/07/24	11/11/24	12/04/24
11A6	30502579	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
11A6	30502579	0.00	4.90000%	0.00	4.90000%	8	11/07/24	11/11/24	12/04/24
11A7	30502580	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
11A7	30502580	0.00	4.90000%	0.00	4.90000%	8	11/02/21	10/26/21	10/26/21
11A7	30502580	0.00	4.90000%	0.00	4.90000%	8	11/07/24	11/11/24	12/04/24
11A8	30502581	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
11A8	30502581	0.00	4.90000%	0.00	4.90000%	8	11/02/21	10/26/21	10/26/21
11A8	30502581	0.00	4.90000%	0.00	4.90000%	8	11/07/24	11/11/24	12/04/24
24	30316133	0.00	4.61000%	0.00	4.61000%	8	02/15/22	12/20/21	02/15/22
28	30316136	13,570,000.00	4.93000%	13,570,000.00	4.93000%	8	05/20/20	06/05/20	05/22/20
28	30316136	0.00	4.93000%	0.00	4.93000%	8	05/22/20	06/05/20	05/20/20
30	30316138	11,031,390.54	4.99000%	11,031,390.54	4.99000%	8	06/10/20	07/01/20	06/12/20
30	30316138	0.00	4.99000%	0.00	4.99000%	8	06/12/20	07/01/20	06/10/20
34	30316140	9,834,265.38	5.38000%	9,834,265.38	5.38000%	8	06/02/20	06/05/20	06/08/20
34	30316140	0.00	5.38000%	0.00	5.38000%	8	06/08/20	06/05/20	06/02/20
43	30316148	0.00	5.50000%	0.00	5.50000%	8	03/15/21	03/15/21	05/04/21
43	30316148	0.00	5.50000%	0.00	5.50000%	8	05/04/21	03/15/21	03/15/21
46	30316151	4,656,849.29	5.05000%	4,656,849.29	5.05000%	8	06/02/20	06/01/20	06/08/20
46	30316151	0.00	5.05000%	0.00	5.05000%	8	06/08/20	06/01/20	06/02/20
49	30316154	3,146,449.30	5.45000%	3,146,449.30	5.45000%	10	04/23/20	05/06/20	04/24/20
49	30316154	0.00	5.45000%	0.00	5.45000%	8	04/24/20	05/06/20	04/23/20
Totals		84,513,954.51		84,513,954.51

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1 Modification Codes
1Note:MaturityPleaseDaterefer to Servicer Reports for5modification comments.Reduction		8 - Other
2 - Amortization Change	6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off	7 - Capitalization on Taxes	10 - Forbearance

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
50	30316155 12/17/25	1,856,558.61	3,900,000.00	1,621,219.95	206,896.11	1,621,219.95	1,414,323.84	442,234.77	0.00	0.00	442,234.77	16.76%
Current Period Totals		1,856,558.61	3,900,000.00	1,621,219.95	206,896.11	1,621,219.95	1,414,323.84	442,234.77	0.00	0.00	442,234.77
Cumulative Totals		1,856,558.61	3,900,000.00	1,621,219.95	206,896.11	1,621,219.95	1,414,323.84	442,234.77	0.00	0.00	442,234.77

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
50	30316155	12/17/25	0.00	0.00	442,234.77	0.00	0.00	442,234.77	0.00	0.00	442,234.77
Current Period Totals			0.00	0.00	442,234.77	0.00	0.00	442,234.77	0.00		442,234.77
Cumulative Totals			0.00	0.00	442,234.77	0.00	0.00	442,234.77	0.00	0.00	442,234.77

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(28.08)	0.00	0.00	0.00
8A2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.01
8A4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	4,375.00	0.00	0.00	42,088.88	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	(63,000.00)	0.00	0.00	0.00	0.00	0.00	(3,321.08)	0.00	0.00	0.00
Total	0.00	0.00	(55,125.00)	0.00	0.00	42,088.88	0.00	0.00	(3,349.16)	0.00	0.00	0.01
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(16,385.27)

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30